Dividend Reinvestment Plan - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stock issued during period, shares, dividend reinvestment plan (in shares)	189,471	250,365	186,583